Share-Based Compensation - Schedule of Non Vested Share Option Activity (Details) - Share Option [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning | shares	2,976,656
Weighted Average Grant-Date Fair Value, Beginning | $ / shares	$ 6.72
Non-vested, Granted | shares	379,600
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 5.46
Non-vested, Vested | shares	(535,103)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 6.35
Non-vested, Cancelled/forfeited | shares	(345,342)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited | $ / shares	$ 6.04
Non-vested Ending | shares	2,475,811
Weighted Average Grant-Date Fair Value, Ending | $ / shares	$ 6.71